Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory income tax rate to income tax expense expense
	December 31, 2016	June 30, 2016
Tax expense (benefit) at U.S. statutory rate	$(241,116)	$(111,343)
State income tax expense (benefit), net of federal benefit	(35,458)	(16,374)
Effect of non-deductible expenses
Other
Change in valuation allowance	276,574	127,717
	$—	$—

	June 30, 2016	June 30, 2015
Tax expense (benefit) at US. statutory rate	$(146,889)	$(79,200)
State income tax expense (benefit): net of federal benefit	$(21,659)	$(11,700)
Effect of non-deductible expenses
Other
Change in valuation allowance	$168,548	$90,900
	$—	$—

Schedule of gross amounts of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 were as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$668,422
Valuation allowance	(668,422)
$—

Change in valuation allowance:

Balance, June 30, 2016	$391,848
Increase in valuation allowance	276,574
Balance, December 31, 2016	668,422

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at June 30, 2016 are as follows:

Deferred tax assets (liability), noncurrent:
Net operating loss	$431,923
Valuation allowance	(431,923)
$—

Change in valuation allowance:

Balance, June 30, 2015	$223,300
Increase in valuation allowance	168,548
Balance, June 30, 2016	391,848